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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Quarter Ended March 31, 2012

Check here if Amendment [_]: Amendment Number: ____________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                       OPUS INVESTMENT MANAGEMENT, INC.
                              440 Lincoln Street
                                  Worcester,
                                      MA
                                     01653

Form 13F File Number: 028-05067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ann K. Tripp
President
508-855-3856

Signature, Place and Date Signing:

/s/ Ann K. Tripp
----------------
Ann K. Tripp
Worcester,
MA

05/10/2012
Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     76 number of line items

Form 13F Information Table Value Total:     244,566 thousands

List of Other Included Managers:            None

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OPUS INVESTMENT MANAGEMENT
FORM 13F FILE NUMBER: 028-05067
MARCH 31, 2012

                          FORM 13F INFORMATION TABLE

                                                                                                   Voting authority
         Name of                                      Value   Shrs or SH/ Put/ Investment  Other   ----------------
         Issuer             Title of class  CUSIP    (x$1000) prn amt PRN Call discretion Managers Sole Shared None
--------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ ----
         Column 1              Column 2    Column 3  Column 4     Column 5      Column 6  Column 7     Column 8
--------------------------- -------------- --------- -------- ---------------- ---------- -------- ----------------
Abbott Labs................ COM            002824100   4272    69709  SH          Sole
AbitibiBowater Inc......... COM            003687209    232    16219  SH          Sole
AGL Resources Inc.......... COM            001204106   4076   103924  SH          Sole
Altria Group Inc........... COM            02209S103   2638    85459  SH          Sole
Ameren Corporation......... COM            023608102   4356   133687  SH          Sole
American Electric Power
  Company.................. COM            025537101   4162   107885  SH          Sole
AT&T Inc................... COM            00206R102   3130   100221  SH          Sole
Atmos Energy Corp.......... COM            049560105   4388   139484  SH          Sole
Bristol-Myers Squibb Co.... COM            110122108   2969    87958  SH          Sole
Campbell Soup.............. COM            134429109    897    26500  SH          Sole
CenterPoint Energy Inc..... COM            15189T107   4356   220900  SH          Sole
Chevron Corp............... COM            166764100   1930    18000  SH          Sole
Cincinnati Financial Corp.. COM            172062101   1622    47000  SH          Sole
Clorox Co.................. COM            189054109   3554    51700  SH          Sole
CMS Energy Corp............ COM            125896100   2422   110095  SH          Sole
Conagra Inc................ COM            205887102   3663   139500  SH          Sole
Conoco Phillips............ COM            20825C104   4492    59100  SH          Sole
Consolidated Edison, Inc... COM            209115104   4217    72180  SH          Sole
Dominion Resources......... COM            25746U109   3358    65566  SH          Sole
Dr Pepper Snapple Group.... COM            26138E109    865    21500  SH          Sole
DTE Energy Co.............. COM            233331107   2421    43999  SH          Sole
Duke Energy Corp........... COM            26441C105   4256   202565  SH          Sole
Dupont E.I. De Nemours..... COM            263534109   2090    39500  SH          Sole
Emerson Electric Co........ COM            291011104   1983    38000  SH          Sole
Entergy Corp. New.......... COM            29364G103   3924    58395  SH          Sole

Exelon Corp.................... COM            30161N101 4117 105010 SH      Sole
Federated Investors Inc--CL B.. COM            314211103 2586 115373 SH      Sole
Firstenergy Corp............... COM            337932107 4627 101502 SH      Sole
General Electric Company....... COM            369604103  602  30000 SH      Sole
HCA Holdings Inc............... COM            40412C101 1639  66259 SH      Sole
Heinz (H.J.) & Co.............. COM            423074103 1559  29110 SH      Sole
Integrys Energy Group Inc...... COM            45822P105 4473  84409 SH      Sole
Intel Corp..................... COM            458140100 1395  49600 SH      Sole
Ishares........................ S&P NA NAT RES 464287374  181   4590 SH      Sole
Ishares........................ COHEN&ST RLTY  464287564   44    575 SH      Sole
Johnson & Johnson.............. COM            478160104 3895  59057 SH      Sole
Kellogg Co..................... COM            487836108 2258  42100 SH      Sole
Kimberly-Clark Corp............ COM            494368103 2435  32949 SH      Sole
Kraft Foods Inc................ COM            50075N104 1715  45126 SH      Sole
Leggett & Platt, Inc........... COM            524660107 2513 109207 SH      Sole
Lockheed Martin Corp........... COM            539830109 3487  38800 SH      Sole
Merck & Co Inc................. COM            58933Y105 2858  74428 SH      Sole
Metlife Inc.................... COM            59156R108    0     10 SH      Sole
Microchip Technology Inc....... COM            595017104 2009  54000 SH      Sole
National Westminster Bank PLC.. SPON ADR C     638539882 5485 235000 SH      Sole
Newtek Business Services, Inc.. COM            652526104   18  12000 SH      Sole
Nextera Energy Inc............. COM            65339F101 1968  32214 SH      Sole
Nisource Inc................... COM            65473P105 3878 159280 SH      Sole
Paychex Inc.................... COM            704326107 3729 120318 SH      Sole
People's United Financial...... COM            712704105 3432 259428 SH      Sole
PEPCO Holdings, Inc............ COM            713291102 4131 218674 SH      Sole
Pfizer Inc..................... COM            717081103 3741 165222 SH      Sole
PG&E Corp...................... COM            69331C108 3285  75676 SH      Sole
Phiilip Morris International... COM            718172109 2836  32000 SH      Sole
Pinnacle West Capital.......... COM            723484101 4212  87939 SH      Sole
Pitney Bowes, Inc.............. COM            724479100 1026  58340 SH      Sole
PPL Corporation................ COM            69351T106 2263  80094 SH      Sole
Proctor & Gamble............... COM            742718109 2954  43950 SH      Sole
Public Svc Enterprise Grp, Inc. COM            744573106 4289 140127 SH      Sole
Raytheon Corp.................. COM            755111507 2586  49000 SH      Sole
Reynolds American Inc.......... COM            761713106 2457  59284 SH      Sole

RPM, Inc................ COM              749685103  1958  74770 SH      Sole
SCANA Corporation....... COM              80589M102  2549  55879 SH      Sole
Southern Co............. COM              842587107  4269  95019 SH      Sole
Sysco Corp.............. COM              871829107  3189 106800 SH      Sole
TECO Energy Inc......... COM              872375100  4245 241900 SH      Sole
Time Warner Cable Inc... COM              88732J207   150   1844 SH      Sole
Vanguard................ MSCI EMR MKT ETF 922042858 26725 614800 SH      Sole
Vanguard................ VALUE ETF        922908744 10579 183400 SH      Sole
Vanguard................ TOTAL STK MKT    922908769  1289  17840 SH      Sole
Vectren Corporation..... COM              92240G101  4185 144004 SH      Sole
Verizon Communications.. COM              92343V104  3183  83266 SH      Sole
Waste Management Inc.... COM              94106L109  3402  97306 SH      Sole
Westar Energy Inc....... COM              95709T100  2488  89071 SH      Sole
Wisconsin Power & Light. COM              018802108  3713  85700 SH      Sole
Xcel Energy Inc......... COM              98389B100  1686  63709 SH      Sole